CONTINUOUS FILING ABS-15G – Reporting Subsequent Asset Class

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

February 7, 2025

Date of Report

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION1

(Exact name of securitizer as specified in its charter)

025-00690	0000835271
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William H. Dunn, 212-648-2049
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]2

1 JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G in its capacity as sponsor of commercial mortgage backed securities transactions involving depositors not affiliated with JPMCB into which JPMCB sold assets, which are covered by this report (the “Specified Transactions”).

In its capacity as sponsor, JPMCB is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by JPMCB into the Specified Transactions. The depositors of the Specified Transactions are not affiliated with JPMCB and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. Except as noted in footnote 2 below, this report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.

2 JPMCB is an issuer of Ginnie Mae MBS and there is no activity to report during the respective period.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), JPMCB has indicated by check mark that there is no activity to report for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 7, 2025	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Securitizer)
By: /s/ Brian Baker Name: Brian Baker Title: Managing Director